Commitments and Contingencies Expected Future Purchase Commitments (Details) $ in Millions	Dec. 31, 2015 USD ($)
Commitments and Contingencies [Abstract]
Purchase Obligation	$ 48.1
Purchase Obligation, Due in Next Twelve Months	11.6
Purchase Obligation, Due in Second Year	9.9
Purchase Obligation, Due in Third Year	6.1
Purchase Obligation, Due in Fourth Year	5.5
Purchase Obligation, Due in Fifth Year	4.9
Purchase Obligation, Due after Fifth Year	$ 10.1